ACQUISITIONS, DISPOSITIONS AND INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2011
ACQUISITIONS, DISPOSITIONS AND INTANGIBLES
Schedule of purchase price allocation

		November 9, 2010
Sources of funds		$6,761,250
Plus: Existing GGP common equity*		4,446,691
Plus: Assumed liabilities
Fair value of mortgages, notes and loans payable		18,834,033
Deferred tax liabilities		39,113
Accounts payable and accrued expenses:
Below-market tenant leases	988,018
HHC tax indemnity	303,750
Accounts payable to affiliates	221,986
Accrued payroll and bonus	225,811
Accounts payable	304,794
Real estate tax payable	107,621
Uncertain tax position liability	20,247
Above-market ground leases	9,839
Other accounts payable and accrued expenses	478,293

Total accounts payable and accrued expenses		2,660,359

Total assumed liabilities		21,533,505
Plus: Total redeemable noncontrolling interests		220,842
Plus: Noncontrolling interests in consolidated real estate affiliates		102,171

Total purchase price		$33,064,459

Land		$4,858,396
Buildings and equipment:
Buildings and equipment	18,717,983
In-place leases	603,697
Lease commissions and costs	1,403,924

Total buildings and equipment		20,725,604
Developments in progress		137,055
Investment in and loans to/from Unconsolidated Real Estate Affiliates		3,184,739
Cash and cash equivalents		1,537,599
Accounts and notes receivable, net		129,439
Deferred expenses:
Lease commissions	154,550
Capitalized legal/marketing costs	26,757

Total deferred expenses		181,307
Prepaid expenses and other assets:
Above-market tenant leases	1,634,332
Below-market ground leases	259,356
Security and escrow deposits	153,294
Prepaid expenses	49,018
Real estate tax stabilization agreement	111,506
Deferred tax assets	10,576
Other	92,238

Total prepaid expenses and other assets		2,310,320

Total fair value of assets		$33,064,459

*
outstanding Old GGP common stock on the Effective Date at a value of $14 per share.

Schedule of intangible assets and liabilities

	Gross Asset (Liability)	Accumulated (Amortization)/ Accretion	Net Carrying Amount
		(In thousands)
As of December 31, 2011
Tenant leases:
In-place value	$1,252,484	$(391,605)	$860,879
Above-market	1,478,798	(315,044)	1,163,754
Below-market	(819,056)	184,254	(634,802)
Ground leases:
Above-market	(9,839)	439	(9,400)
Below-market	204,432	(6,202)	198,230
Real estate tax stabilization agreement	111,506	(7,211)	104,295

As of December 31, 2010
Tenant leases:
In-place value	$1,342,036	$(56,568)	$1,285,468
Above-market	1,561,925	(43,032)	1,518,893
Below-market	(959,115)	26,804	(932,311)
Building leases:
Below-market	15,268	(242)	15,026
Ground leases:
Above-market	(9,839)	55	(9,784)
Below-market	256,758	(904)	255,854
Real estate tax stabilization agreement	111,506	(899)	110,607

Schedule of amortization/accretion of these intangible assets and liabilities on net income from continuing operations

	Successor		Predecessor
	Year Ended December 31, 2011	Period from November 10, 2010 through December 31, 2010	Period from January 1, 2010 through November 9, 2010	Year Ended December 31, 2009
	(In thousands)
Amortization/accretion effect on continuing operations	$(489,873)	$(65,579)	$(34,678)	$(43,525)